Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2022		$ 6,706,644	$ 459,110	$ 1,896,724	$ (21,250)	$ (10,147,226)	$ (1,105,998)
Balance (in Shares) at Oct. 31, 2022	[1]	1,136
Net loss for the year						(8,620,837)	(8,620,837)
Issuance of common shares		$ 6,026,327		337,579			6,363,906
Issuance of common shares (in Shares)	[1]	962
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.)		$ 296,845	231				297,076
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.) (in Shares)	[1]	38
Issuance of common shares, pre-funded warrants and warrants		$ 1,455,832					1,455,832
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	3,755
Issuance of common shares upon vesting of restricted stock units		$ 263,408		(263,408)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	35
Issuance of common shares, pre-funded warrants and warrants		$ 1,069,478					1,069,478
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	6,250
Exercise of warrants		$ 1,164,117					1,164,117
Exercise of warrants (in Shares)	[1]	2,986
Common shares for services		$ 148,572		(101,888)			46,684
Common shares for services (in Shares)	[1]	60
Share-based compensation				313,214			313,214
Balance at Oct. 31, 2023		$ 17,131,223	459,341	2,182,221	(21,250)	(18,768,063)	983,472
Balance (in Shares) at Oct. 31, 2023	[1]	15,222
Net loss for the year						(5,254,678)	(5,254,678)
Issuance of common shares, pre-funded warrants and warrants		$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	37,500
Issuance of common shares upon vesting of restricted stock units		$ 541,835		(541,835)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	8,234
Exercise of warrants		$ 4,667,400					4,667,400
Exercise of warrants (in Shares)	[1]	39,247
Share-based compensation		$ 367,983		883,560			1,251,543
Share-based compensation (in Shares)	[1]	6,467
Balance at Oct. 31, 2024		$ 24,168,256	459,341	2,523,946	(21,250)	(24,022,741)	3,107,552
Balance (in Shares) at Oct. 31, 2024	[1]	106,670
Net loss for the year						(3,856,983)	(3,856,983)
Conversion of convertible loans (Notes 8,9c(iii))		$ 699,130					699,130
Conversion of convertible loans (Notes 8,9c(iii)) (in Shares)	[1]	21,375
Issuance of common shares upon vesting of restricted stock units		$ 1,098,266		(1,098,266)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	22,271
Exercise of warrants		$ 437,007					437,007
Exercise of warrants (in Shares)	[1]	7,760
Share-based compensation				805,890			805,890
Balance at Oct. 31, 2025		$ 26,402,659	$ 459,341	$ 2,231,570	$ (21,250)	$ (27,879,724)	$ 1,192,596
Balance (in Shares) at Oct. 31, 2025	[1]	158,076

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share. On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares. Following the Reverse Splits, holders of the Company’s common shares received 0.0008333 of a common share for every one common share. All share amounts have been retroactively restated for all periods presented.